Prepayments and Premiums Under Operating Leases (Details) - Schedule of Prepayments and Premiums under Operating Leases - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepayments And Premiums Under Operating Leases [Abstract]
Beginning balance	$ 2,407,409	$ 2,419,900
Ending balance		2,407,409
additions for the year		3,411
charge for the year		(81,474)
disposed	$ 2,407,409
translation adjustment		$ 65,572